OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2012
OTHER NON-CURRENT ASSETS [Abstract]
OTHER NON-CURRENT ASSETS
17.	OTHER NON-CURRENT ASSETS

Other non-current assets consist of the following:

	As at December 31,
	2011	2012	2012
	RMB	RMB	US$

Deferred costs	3,750	2,363	379
Deposits- long-term*	71,660	70,574	11,328
Deposits for prepaid land lease payments	-	25,451	4,085
Others	11,321	16,370	2,628

	86,731	114,758	18,420

*	On February 26 and March 8, 2010, the Group made interest-free performance security deposits amounting to RMB40,000 to Weifang Hospital, for management services to be rendered to Weifang PET-CT center (RMB30,000) and LAC center (RMB10,000). The deposit for PET-CT center is refundable in seven annual installments, at RMB3,000 each, starting 2013, with the remaining RMB9,000 to be repaid at the end of contract term subject to fulfillment of a profit guarantee under which Weifang hospital is entitled to an annual profit of RMB3,000. The deposit for LAC center will be refundable at the termination of service contract.

On June 21, 2011, the Group made interest-free financing deposits amounting to RMB23,608 (US$3,789) to Changhai Hospital, for a CyberKnife robotic radiosurgery system. The deposit for the center is refundable in monthly installments for the following 15 years.

On September 1, 2011, the Group made interest-free performance security deposits amounting to RMB9,500 (US$1,525) to Hanzhong 3201 Hospital, for management services to be rendered. The deposit is refundable in monthly installments starting from September 1, 2011 till May 31, 2020. As at December 31, 2012, the outstanding balance was RMB6,967 (US$1,118).